Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 18. Subsequent Events

The Company completed its initial public offering of 3,800,000 ordinary shares at a public offering price of $4.00 per share, for aggregate gross proceeds of approximately $15.2 million, prior to deducting underwriting discounts and other offering expenses. In addition, the Company granted the underwriters a 45-day Over-Allotment Option to purchase up to an additional 570,000 ordinary shares at the initial public offering price, less underwriting discounts. The shares began trading on the Nasdaq Capital Market on October 19, 2023, under the symbol “WBUY.”

On August 2, 2023, the Company entered into a Convertible Loan Note amounting to $0.20 million with an investor.

On October 19, 2023, the Convertible Loan Note bearers signed the lock-up agreements to agree that their Notes will be converted after 180 days from the date of closing of the Initial Public Offering (the “Lock-Up Period”). The anticipated conversion date is April 17, 2024. On November 27, 2023, these Note bearers signed another agreement with the Company to provide a waiver of the right of conversion of the Note into conversion shares. The clause relating to their right of conversion is replaced with a full cash settlement of their Notes bearing interest at the rate of 10% per annum. The settlement shall be made (a) on the date falling six (6) months from October 19, 2023 (“Settlement Date”), and (b) in such manner to be agreed in writing between the Lender and the Borrower on or prior to the Settlement Date. (Note 10)

On November 3, 2023, the Representative exercised the Over-Allotment Option partially to purchase an additional 150,000 ordinary shares (the “November 3 Exercise”), in which the company received $546,000 in net proceeds from the exercise of the Over-Allotment Option. On November 21, 2023, the Representative exercised the Over-Allotment Option in full to purchase the remaining 420,000 ordinary shares (the “November 21 Exercise”), and received $1,528,800 in net proceeds, after deducting underwriting discounts by the Company. The closing of the November 21 Exercise took place on November 24, 2023.

On November 9, 2023, a third party issued an unsecured promissory note to the Company, pursuant to which the Company lent a principal amount of $2,500,000. The note bears interest at the rate of 3% per month and payable one month from the disbursement of funds by the Company.

The Company incorporated PT Buah Kita Retail and PT Webuy Travel Indonesia on October 23, 2023.

The Company evaluated all events or transactions that occurred subsequent to June 30, 2023, through the date of the release of these financial statements, apart from the subsequent events discussed above, management of the Company has determined that there are no subsequent events that require disclosure or recognition in the financial statements.